Subsequent Events (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 09, 2024	Mar. 01, 2024	Dec. 31, 2023
Subsequent Events (Details) [Line Items]
Cancellation shares			4,668,704
Forecast [Member]
Subsequent Events (Details) [Line Items]
Cancelled shares issued		489,766
Shares issued		1,916,667
Unexercised warrant amount (in Dollars)	$ 2.2
Forecast [Member] | Share Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Repurchased amount (in Dollars)	$ 1.5